Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Talent Committee generally approves the target compensation, including the target value of annual equity awards, for our executive officers, including each of the NEOs, at its February meeting of each year. Annual equity awards are generally granted on the last business day of March each year. Our directors receive a credit of deferred stock units upon election (or re-election) at each annual meeting of shareholders or upon joining the Board if joining at a time other than an annual meeting. In certain circumstances, including the hiring, promotion or retention of an individual, the Talent Committee may approve grants to be effective at other times, generally three business days following the release of Company quarterly earnings. The Company may change these equity grant practices in the future. The Talent Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and did not time the disclosure of material nonpublic information in 2024 for the purpose of affecting the value of executive compensation.

Award Timing Method	Annual equity awards are generally granted on the last business day of March each year. Our directors receive a credit of deferred stock units upon election (or re-election) at each annual meeting of shareholders or upon joining the Board if joining at a time other than an annual meeting. In certain circumstances, including the hiring, promotion or retention of an individual, the Talent Committee may approve grants to be effective at other times, generally three business days following the release of Company quarterly earnings. The Company may change these equity grant practices in the future.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false